Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, shares issued	55,531,831	55,436,087
Common stock, shares outstanding	55,531,831	55,436,087